Fair Value	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value
Note L — Fair Value
A fair value measurement is based on the assumptions that market participants would use in pricing an asset or liability in an orderly transaction. The hierarchy for inputs used in measuring fair value are as follows:
Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Inputs include quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations whose inputs are observable.
Level 3 – Model-derived valuations with unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.
The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and accounts payable. Due to their short maturities, the carrying amounts of these assets and liabilities approximate fair value. The estimated fair value of the Company’s debt (including notes payable and the Revolving Credit Facility) was derived using Level 2 inputs and approximate $206.4 million and $207.4 million as of June 30, 2023 and December 31, 2022, respectively.
Our real estate assets are measured and recognized at fair value on a nonrecurring basis when we determine an impairment has occurred. To estimate fair value the Company may use internally developed valuation models or independent third-parties. In either case, the fair value of real estate may be based on a number of approaches including the income capitalization approach, sales comparable approach or discounted cash flow approach. Each of these approaches utilized estimates and assumptions regarding an assets’ future performance and cash flows as well as market conditions, capitalization rates and discount rates which are all considered Level 2 inputs.

Note N

—
 Fair Value
A fair value measurement is based on the assumptions that market participants would use in pricing an asset or liability in an orderly transaction. The hierarchy for inputs used in measuring fair value are as follows:
Level 1 – Inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities.
Level 2 – Inputs include quoted prices in active markets for similar assets and liabilities, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations whose inputs are observable.
Level 3 – Model-derived valuations with unobservable inputs.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level within which the fair value measurement is categorized is based on the lowest level input that is significant to the fair value measurement.
The Company’s financial instruments include cash and cash equivalents, restricted cash, accounts receivable and accounts payable. Due to their short maturities, the carrying amounts of these assets and liabilities approximate fair value. The estimated fair value of the Company’s debt (including notes payable and the Revolving Credit Facility) was derived using Level 2 inputs and approximate $207.4 million and $161.2 million as of December 31, 2022 and 2021, respectively.
Our real estate assets are measured and recognized at fair value on a nonrecurring basis when we determine an impairment has occurred. To estimate fair value the Company may use internally developed valuation models or independent third-parties. In either case, the fair value of real estate may be based on a number of approaches including the income capitalization approach, sales comparable approach or discounted cash flow approach. Each of these approaches utilized estimates and assumptions regarding an assets’ future performance and cash flows as well as market conditions, capitalization rates and discount rates which are all considered Level 2 inputs.

Fifth Wall Acquisition Corp. III [Member]
Fair Value
NOTE 8. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of June 30, 2023 and December 31, 2022 by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets—Investments held in Trust Account—Money Market Fund
June 30, 2023	$4,768,583	$—	$—
December 31, 2022	$277,949,215	$—	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. For the period from February 19, 2021 (inception) through June 30, 2023, there were no transfers to/from Levels 1, 2, and 3.
Level 1 instruments include investments in money market funds invested in U.S. government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. No money has been withdrawn from the Trust.

NOTE 9. FAIR VALUE MEASUREMENTS
The following table presents information about the Company’s financial assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 by level within the fair value hierarchy:

	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Description
Assets — Investments held in Trust Account — Money Market Fund
December 31, 2022	$277,949,215	$—	$—
December 31, 2021	$275,012,561	$—	$—
Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. For the period from February 19, 2021 (inception) through December 31, 2022, there were no transfers to/from Levels 1, 2, and
3
.
Level 1 instruments include investments in money market funds invested in US government securities. The Company uses inputs such as actual trade data, quoted market prices from dealers or brokers, and other similar sources to determine the fair value of its investments. No money has been
withdrawn from the Trust.